Consolidated Statements Of Operations (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
REVENUE
Gold sales	$ 11,753,400	$ 6,655,000	$ 20,963,100	$ 12,741,700
EXPENSES (RECOVERIES)
Cost of sales (includes depreciation and amortization for operations)	8,842,100	6,138,700	16,279,000	11,992,400
Depreciation - corporate only	32,600	30,000	65,200	56,100
General and administrative	1,078,900	825,300	2,060,900	1,863,200
Exploration	219,100	231,000	290,900	573,900
Accretion expense	108,300	121,800	216,600	243,700
Total operating expenses	10,281,000	7,346,800	18,912,600	14,729,300
Operating gain (loss)	1,472,400	(691,800)	2,050,500	(1,987,600)
OTHER INCOME (EXPENSE)
Interest income	4,800	9,000	15,700	22,200
Interest expense	(465,300)	(686,500)	(1,002,800)	(1,371,600)
Realized loss on derivatives	(345,600)	(107,600)	(595,600)	(107,600)
Unrealized loss on derivatives	(187,700)	(1,348,300)	(220,500)	(1,313,000)
Gain on asset disposals	503,700		503,700
Gain on sales of investments available-for-sale	65,700		150,700
Other income	97,200	73,700	95,300	416,600
Total nonoperating income (expense)	(327,200)	(2,059,700)	(1,053,500)	(2,353,400)
Net income (loss)	1,145,200	(2,751,500)	997,000	(4,341,000)
COMPREHENSIVE INCOME (LOSS)
Unrealized (loss) gain on translating the financials of self sustaining foreign operations	(3,800)	60,500	(47,400)	21,800
Unrealized (loss) gain on investments available-for-sale	(52,000)	(84,000)	34,400	(262,800)
Other comprehensive loss	(55,800)	(23,500)	(13,000)	(241,000)
Comprehensive income (loss)	$ 1,089,400	$ (2,775,000)	$ 984,000	$ (4,582,000)
GAIN (LOSS) PER SHARE
Basic and diluted income (loss) per share	$ 0.01	$ (0.03)	$ 0.01	$ (0.05)
Basic weighted-average shares outstanding	101,002,468	83,307,478	100,240,037	83,308,172
Effect of dilutive securities:
Stock options, convertible debentures, and warrants	420,747		455,787
Diluted weighted-average shares outstanding	101,423,215	83,307,478	100,695,824	83,308,172